Cover Page	Jun. 02, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 02, 2021
Entity Registrant Name	BrightSphere Investment Group Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38979
Entity Tax Identification Number	47-1121020
Entity Address, Address Line One	200 Clarendon Street
Entity Address, Address Line Two	53rd Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	369-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001748824
Amendment Flag	false
Common stock, par value $0.001 per share
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	BSIG
Security Exchange Name	NYSE
4.800% Notes due 2026
Entity Information [Line Items]
Title of 12(b) Security	4.800% Notes due 2026
Trading Symbol	BSIG 26
Security Exchange Name	NYSE
5.125% Notes due 2031
Entity Information [Line Items]
Title of 12(b) Security	5.125% Notes due 2031
Trading Symbol	BSA
Security Exchange Name	NYSE